SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	$ 7,863	$ 6,989
Pension	323	432
Accrued expenses	138	26
Section 163(j) interest expense carryforward	165	125
Capitalized R&D	689	567
GAAP to statutory adjustments	393	747
Other	152	76
Total gross deferred tax assets	9,723	8,962
Less: valuation allowance	(9,187)	(8,193)
Total deferred tax assets, net of valuation allowance	536	769
Depreciation	7	9
GAAP to statutory adjustments	869	963
Other	51	149
Total gross deferred tax liabilities	927	1,121
Net deferred tax liabilities	$ 391	$ 352